Strategic Asset Allocation Prospectus | STRATEGIC ALLOCATION: MODERATE FUND

American Century Strategic Asset Allocations, Inc. Prospectus Supplement Strategic Allocation: Moderate Fund
Supplement dated August 1, 2018 ■ Prospectus dated April 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 7 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Strategic Asset Allocation Prospectus - STRATEGIC ALLOCATION: MODERATE FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.07%	0.87%	1.07%	1.07%	1.07%	0.87%	0.72%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.08%	0.88%	1.33%	2.08%	1.58%	0.88%	0.73%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		1.03%	0.83%	1.28%	2.03%	1.53%	0.83%	0.68%
[1]	The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Strategic Asset Allocation Prospectus - STRATEGIC ALLOCATION: MODERATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	105	339	591	1,313
I CLASS	85	276	483	1,080
A CLASS	698	968	1,258	2,080
C CLASS	207	648	1,115	2,403
R CLASS	156	495	856	1,873
R5 CLASS	85	276	483	1,080
R6 CLASS	70	229	402	902